Capital Structure and Financial Matters	3 Months Ended
Mar. 31, 2022
Capital Structure and Financial Matters
Capital Structure and Financial Matters

Note 8. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

There are no changes in the Company’s share capital for the period ended March 31, 2022:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2021	23,203,808	23,204
Share capital, March 31, 2022	23,203,808	23,204